CONVERTIBLE BONDS (Details Narrative)	Dec. 31, 2023	Oct. 09, 2023 shares	Sep. 28, 2020 USD ($) shares	Sep. 28, 2020 HKD ($) shares
Convertible Bonds
Accrued interest rate percentage	6.00%		8.00%	8.00%
Principal amount			$ 12,272,735	$ 95,200,625
[custom:ConvertibleBondsConversionShares-0]			20,475,377	20,475,377
Outstanding convertible bonds		20,475,377
Effective interest rate percentage	8.00%